Significant Accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 308,000	$ 300,000	$ 677,000
Inventory Write-down	$ 6,286,000	9,318,000	$ 17,326,000
Property, Plant and Equipment, Useful Life	25 years
Salvage value per light weight ton	$ 400	$ 400